Public Offerings and Private Placements - Summary of Issuances of Common Shares (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2014	Dec. 31, 2012
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued	24,166,666	4,220,945	4,464,286	17,250,000
Gross Proceeds	$ 116,000	$ 17,010	$ 18,348	$ 69,000
Net Proceeds	111,190	17,010	18,348	65,771	111,190	65,771
Number of Common Shares Issued		4,220,945	4,464,286
Gross Proceeds		17,010	18,348
Net Proceeds		17,010	18,348		17,010	(9,744)
Number of Common Shares Issued	24,166,666	4,220,945	4,464,286	17,250,000
Gross Proceeds	116,000	17,010	18,348	69,000
Net Proceeds	$ 111,190	$ 17,010	$ 18,348	$ 65,771	$ 111,190	$ 65,771
Offering Price Per Share	$ 4.80	$ 4.03	$ 4.11	$ 4.00
Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering	26.20%	28.70%	24.60%	20.40%